SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Amount
Options outstanding at beginning of year	133,334
Granted
Exercised
Options outstanding at end of year	133,334		133,334
Vested and expected to vest at end of year	133,334
Options exercisable at end of year	133,334
Weighted average exercise price
Options outstanding at beginning of year	$ 0.92
Granted
Exercised
Options outstanding at end of year	$ 0.92		$ 0.92
Vested and expected to vest at end of year	$ 0.92
Options exercisable at end of year	$ 0.92
Weighted average remaining contractual life
Options outstanding at beginning of year	2 years 1 month 21 days		3 years 1 month 21 days
Granted
Exercised
Options outstanding at end of year	2 years 1 month 21 days		3 years 1 month 21 days
Vested and expected to vest at end of year	2 years 1 month 21 days
Options exercisable at end of year	2 years 1 month 21 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 0	[1]
Granted		[1]
Exercised		[1]
Options outstanding at end of year	0	[1]	0	[1]
Vested and expected to vest at end of year	0	[1]
Options exercisable at end of year	$ 0	[1]

[1]	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.